Restrictions on Cash and Due from Bank Accounts - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Abstract]
Interest-bearing average reserves	$ 39.7	$ 36.6	$ 36.6